Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [line items]
Current year	$ (3,252)	$ (2,828)	$ (2,785)
(Underprovided)/overprovided in prior years	(211)	(95)	157
Current tax expense	(3,463)	(2,923)	(2,628)
Origination and reversal of temporary differences	482	855	829
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(171)	(166)	(128)
Deferred tax (expense)/income	311	689	701
Total tax expense	$ (3,152)	$ (2,234)	$ (1,928)	[1]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.